Annual Total Returns (Vanguard Equity Income Fund - Admiral Shares Participant:) (Vanguard Equity Income Fund, Vanguard Equity Income Fund - Admiral Shares)	12 Months Ended
Sep. 30, 2014
Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Annual Total Return
2014	11.38%
2013	30.19%
2012	13.58%
2011	10.69%
2010	14.99%
2009	17.26%
2008	(30.86%)
2007	4.99%
2006	20.77%
2005	4.52%